UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05506
College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street, Boston, MA 02110
(Address of principal executive offices) (Zip code)
Brian True
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-632-5578
Date of fiscal year end: November 30
Date of reporting period: February 28, 2010

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (94%)
	ALABAMA
$995	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$764
1,135	Auburn University	3.000	12/01/2018	9.16	840
	CALIFORNIA
94	Azusa Pacific University	3.750	04/01/2015	10.88	78
395	California State University	3.000	11/01/2013	8.93	348
1,478	California State University	3.000	11/01/2019	8.99	1,118
279	Lassen Junior College District	3.000	04/01/2020	10.27	203
158	Occidental College	3.000	10/01/2019	10.41	112
900	University Student Co-Operative Association	3.000	04/01/2019	10.70	653
	COLORADO
140	Regis College (Denver)	3.000	11/01/2012	10.47	123
	DELAWARE
62	Wesley College	3.375	05/01/2013	10.88	56
369	University of Delaware	3.000	12/01/2018	8.81	283
	FLORIDA
850	University of Florida	3.000	07/01/2014	10.15	701
	GEORGIA
55	Emmanuel College	3.000	11/01/2013	10.45	47
170	Mercer University	3.000	05/01/2014	10.58	145
110	Morehouse College	3.000	07/01/2010	10.50	103
435	Paine College	3.000	10/01/2016	10.45	337
	ILLINOIS
420	Concordia College	3.000	05/01/2019	10.65	306
630	Sangamon State University	3.000	11/01/2018	10.12	485
	INDIANA
261	Taylor University	3.000	10/01/2013	10.49	223
2,520	Vincennes University	3.000	06/01/2023	9.02	1,726
	IOWA
150	Simpson College	3.000	07/01/2016	10.58	115
	KENTUCKY
47	Transylvania University	3.000	11/01/2010	10.51	44
	MARYLAND
106	Hood College	3.625	11/01/2014	10.54	90
855	Morgan State University	3.000	11/01/2014	10.56	717
	MASSACHUSETTS
112	Hampshire College	3.000	07/01/2013	10.75	93
442	Hampshire College	3.000	02/01/2014	10.70	365
54	Brandeis University	3.000	11/01/2011	10.64	50
300	College of the Holy Cross	3.625	10/01/2013	10.60	262
1,598	Northeastern University	3.000	05/01/2018	10.53	1,201
133	Springfield College	3.500	05/01/2013	10.67	121
1,437	Tufts University	3.000	10/01/2021	10.39	967
	MINNESOTA
258	MacAlester College	3.000	05/01/2020	10.46	185

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MISSISSIPPI
$549	Hinds Junior College	3.000%	04/01/2013	10.42%	$497
360	Millsaps College	3.000	11/01/2021	10.34	244
900	Mississippi State University	3.000	12/01/2020	9.64	619
	MISSOURI
109	Drury College	3.000	04/01/2015	10.63	90
49	Drury College	3.000	10/01/2010	10.75	47
	MONTANA
138	Carroll College	3.750	06/01/2014	10.46	115
86	Carroll College	3.000	06/01/2018	10.15	63
	NEW HAMPSHIRE
75	New England College	3.000	04/01/2016	10.77	59
	NEW JERSEY
840	Fairleigh Dickinson University	3.000	11/01/2017	10.39	633
210	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	170
595	Rider College	3.625	11/01/2013	10.42	515
222	Rider College	3.000	05/01/2017	10.70	171
	NEW MEXICO
311	College of Santa Fe	3.000	10/01/2018	10.43	230
	NEW YORK
295	Daemen College	3.000	04/01/2016	10.77	234
584	D’Youville College	3.000	04/01/2018	10.90	435
215	Long Island University	3.625	06/01/2014	10.49	178
244	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	225
	NORTH CAROLINA
190	Elizabeth City State University	3.000	10/01/2017	10.02	145
238	Saint Mary’s College	3.000	06/01/2020	10.14	166
	OHIO
35	University of Steubenville	3.125	04/01/2010	10.98	34
335	Wittenberg University	3.000	05/01/2015	10.76	275
120	Wittenberg University	3.000	11/01/2017	10.39	91
	OREGON
407	George Fox College	3.000	07/01/2018	10.64	304
	PENNSYLVANIA
208	Albright College	3.000	11/01/2015	10.23	171
505	Carnegie-Mellon University	3.000	11/01/2017	10.51	386
460	Drexel University	3.500	05/01/2014	10.53	400
135	Gannon University	3.000	11/01/2011	10.49	123
130	Gannon University	3.000	12/01/2022	10.13	85
95	Lycoming College	3.625	05/01/2014	10.64	82
145	Lycoming College	3.750	05/01/2015	10.62	122
59	Moravian College	3.375	11/01/2012	10.52	52
1,479	Philadelphia College of Art	3.000	01/01/2022	10.62	964
215	Saint Vincent College	3.500	05/01/2013	10.86	190
130	Seton Hill College	3.625	11/01/2014	10.53	109
670	Villanova University	3.000	04/01/2019	10.70	486
213	York Hospital	3.000	05/01/2020	10.64	152

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	SOUTH CAROLINA
$1,077	Benedict College	3.000%	11/01/2020	10.36%	$747
	TENNESSEE
168	Cumberland University	3.000	08/01/2017	10.52	126
108	Hiwassee College	3.000	09/15/2018	10.58	80
	TEXAS
150	Houston Tillotson College	3.500	04/01/2014	10.90	129
1,000	Southwest Texas State University	3.000	10/01/2015	9.51	820
507	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	455
170	Texas Southern University	3.500	04/01/2013	10.45	151
372	University of Saint Thomas	3.000	10/01/2019	10.41	265
	VERMONT
51	Champlain College	3.000	12/01/2013	10.19	42
573	Saint Michael’s College	3.000	05/01/2013	10.60	504
97	Vermont State College	3.000	07/01/2014	9.30	82
	VIRGINIA
208	Lynchburg College	3.750	05/01/2015	10.64	177
345	Lynchburg College	3.000	05/01/2018	10.68	261
103	Mary Baldwin College	3.375	05/01/2012	10.68	95
295	Marymount University	3.000	05/01/2016	10.52	236
1,746	Norfolk State University	3.000	12/01/2021	9.77	1,185
15	Randolph-Macon College	3.000	05/01/2010	10.72	15
187	Saint Paul’s College	3.000	11/01/2014	10.56	157
487	Virginia Commonwealth University	3.000	06/01/2011	10.01	441
20	Virginia Wesleyan College	3.000	11/01/2010	10.51	19
	WEST VIRGINIA
66	Bethany College	3.375	11/01/2012	10.54	59
140	Bethany College	3.000	11/01/2017	10.40	105
140	Bethany College	3.000	11/01/2012	10.40	126
	WISCONSIN
192	Carroll College	3.750	03/01/2015	10.93	159
255	Marian College	3.000	10/01/2016	10.45	198
	DISTRICT OF COLUMBIA
1,685	Georgetown University	3.000	11/01/2020	10.36	1,172
4,450	Georgetown University	4.000	11/01/2020	10.52	3,242
	PUERTO RICO
1,090	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	823
329	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	300

44,525	Total College and University Loans				33,895

	Allowance for Loan Losses				(675)

	Net Loans of the Trust				33,220

	INVESTMENT AGREEMENTS (6%)
1,493	JPMorgan Chase Bank — Liquidity Fund	7.750%	06/01/2018 (B)	7.750%	1,493
745	JPMorgan Chase Bank — Revenue Fund	7.050%	06/01/2018 (B)	7.050%	745

2,238	Total Investment Agreements				2,238

$46,763	Total Investments (100%)				$35,458

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures
(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust Two
By (Signature and Title)* /s/ Brian True, Vice President
Date April 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Bryan Calder, Executive Vice President
Date April 29, 2010

*	Print the name and title of each signing officer under his or her signature.